FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                      (a)
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        or fiscal year:                                  (b)     12/31/00
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Is this a transition report?  (Y or N)                             N
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Is this an amendment to a previous filing?  (Y or N)               N
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Those items or sub-items with a box "[/]" after the item should be completed only if the answer has changed from the previous filing of this form.

      1   A)  Registrant Name:              GE Capital Life Separate Account II
          B)  File Number:                  811-08475
          C)  Telephone Number:             804.281.6243

      2   A)  Street:   6610 West Broad Street
          B)  City:  Richmond               C)  State:  VA  D)  Zip Code:  23230                   Zip Ext.:
          E)  Foreign Country:                                                 Foreign Postal Code:

      3   Is this the first filing on this form by the Registrant?  (Y or N)                                 N
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      4   Is this the last filing on this form by the Registrant?  (Y or N)                                  N
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      5   Is Registrant a small business investment company (SBIC)?  (Y or N)                                N
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          [ If answer is "Y" (Yes), complete only items 89 through 110. ]

      6   Is Registrant a unit investment trust (UIT)?  (Y or N)
          [ If answer is "Y" (Yes) complete only items 111 through 132.]                                     Y
                                                                                                     -------------------


UNIT INVESTMENT TRUSTS

    111   A)  [/]  Depositor Name:
          B)  [/]  File Number (If any):
          C)  [/]  City:                                    Zip Code:            Zip Ext.:
              [/]  Foreign Country:                         Foreign Postal Code:

    112   A)  [/]  Sponsor Name:
          B)  [/]  File Number (If any):
          C)  [/]  City:                                    Zip Code:            Zip Ext.:
              [/]  Foreign Country:                         Foreign Postal Code:

    113   A)  [/]  Trustee Name:
          B)  [/]  City:          State:                    Zip Code:            Zip Ext.:
              [/]  Foreign Country:                         Foreign Postal Code:




    114   A)  [/]  Sponsor Name:
          B)  [/]  File Number (If any):
          C)  [/]  City:          State:                    Zip Code:            Zip Ext.:
              [/]  Foreign Country:                         Foreign Postal Code:

    115   A)  [/]  Independent Public Accountant Name: KPMG Peat Marwick
          B)  [/]  City: Richmond State: VA                 Zip Code: 23219      Zip Ext.:
              [/]  Foreign Country:                         Foreign Postal Code:

    116   Family of investment companies information:
          A)  [/]  Is Registrant part of a family of investment companies?  (Y or N)
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          B)  [/] Identify the family in 10 letters.
                                                                                                     -------------------
          (NOTE:  In filing this form, use this identification consistently for all investment companies in the family.  This designation is for purposes of this form only.)

    117   A)  [/]  Is Registrant a separate account of an insurance company?  (Y or N)
                                                                                                     -------------------
          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?;
          B)  [/]  Variable annuity contracts?  (Y or N)
                                                                                                     -------------------

          C)  [/]  Schedule premium variable life contracts?  (Y or N)
                                                                                                     -------------------

          D)  [/]  Flexible premium variable life contracts?  (Y or N)
                                                                                                     -------------------
          E)  [/]  Other types of insurance products registered under the
                   Securities Act of 1933?  (Y or N)
                                                                                                     -------------------

    118   [/]  State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.
                                                                                                      -------------------

    119   [/]  State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.
                                                                                                     -------------------

    120   [/]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted).
                                                                                                     -------------------

    121   [/]  State the number of series for which a current prospectus was in existence at the end of the period.
                                                                                                     -------------------

    122   [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.
                                                                                                     -------------------

    123   [/]  State the total value of the additional units considered in
               answering item 122 ($000's omitted).                                                           $ 41,417
                                                                                                     -------------------



    124   [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted).
                                                                                                     -------------------

    125   [/]  State the total dollar amount of sales loads collected
               (before reallowances to other brokers or dealers) by
               Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
               Registrant ($000's omitted).
                                                                                                     -------------------

    126   Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
          Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
          subsequent series.)  ($000's omitted)
                                                                                                     -------------------

    127   List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of
          NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):
                                                                Number of          Total Assets         Total Income
                                                                  Series              ($000's          Distributions
                                                                Investing            omitted)         ($000's omitted)
                                                            -------------------  ------------------  -------------------

          A)  U.S. Treasury direct issue
                                                            -------------------  ------------------  -------------------

          B)  U.S. Government Agency
                                                            -------------------  ------------------  -------------------

          C)  State and municipal tax-free
                                                            -------------------  ------------------  -------------------
          D)  Public utility debt
                                                            -------------------  ------------------  -------------------
          E)  Brokers or dealers debt or
              debt of brokers' or
              dealers' parent
                                                            -------------------  ------------------  -------------------
          F)  All other corporate
              intermed. & long-term
              debt
                                                            -------------------  ------------------  -------------------
          G)  All other corporate
              short-term debt
                                                            -------------------  ------------------  -------------------
          H)  Equity securities of
              brokers or dealers or
              parents of brokers or
              dealers
                                                            -------------------  ------------------  -------------------
          I)  Investment company
              equity securities                                             1            $ 61,819              $ 3,555
                                                            -------------------  ------------------  -------------------
          J)  All other equity securities
                                                            -------------------  ------------------  -------------------




          K)  Other securities
                                                            -------------------  ------------------  -------------------
          L)  Total assets of all series
              of registrant                                                1            $ 61,819              $ 3,555
                                                            ===================  ==================  ===================

    128   [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
               an entity other than the issuer?  (Y or N)
                                                                                                     -------------------
               [If the answer is "N" (No), go to item 131.]

    129   [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?  (Y or N)
                                                                                                     -------------------
               [If the answer is "N" (No), go to item 131.]

    130   [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified
               in item 129 derived from insurance or guarantees?  (Y or N)
                                                                                                     -------------------

    131   [/]  Total expenses incurred by all series of registrant during
               the current reporting period ($000's omitted)                                                     $ 670
                                                                                                     -------------------

    132   [/]  List the "811" (Investment Company Act of 1940) registration number for all series of Registrant that are being included in this filing: 811-08475
